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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [X]; Amendment Number: 1

     This Amendment (Check only one.): [X] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hudson Bay Capital Management LP
Address: 120 Broadway, 40th Floor
         New York, New York 10271

Form 13F File Number: 028-12909

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Winkler
Title: Chief Operating Officer
Phone: (212) 571-1244

Signature, Place, and Date of Signing:


/s/ Charles Winkler    New York, NY    11/14/08
--------------------   -------------   --------
    [Signature]        [City, State]    [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        84
Form 13F Information Table Value Total:  $145,661
                                       (thousands)

List of Other Included Managers:             NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2      COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
2020 CHINACAP ACQUIRCO       COM              90212G109    2,210   307,000 SH       SOLE                  307,000      0    0
ACUSPHERE                    COM              00511R870        3     4,365 SH       SOLE                    4,365      0    0
AKEENA SOLAR INC DE          COM              009720103    2,824   354,770 SH       SOLE                  354,770      0    0
ALLIANCE DATA SYSTEMS CORP   COM              018581108      276    61,100 SH  PUT  SOLE                   61,100      0    0
ALTERNATIVE ASSET MGMT ACQU  COM              02149U101      413    45,100 SH       SOLE                   45,100      0    0
AMBAC FINL GROUP INC         COM              023139108       48    10,000 SH  PUT  SOLE                   10,000      0    0
ANTARES PHARMA INC           COM              036642106       23    23,310 SH       SOLE                   23,310      0    0
AVI BIOPHARMA INC            COM              002346104       39    28,000 SH       SOLE                   28,000      0    0
BEACON POWER CORP            COM              073677106      131    86,415 SH       SOLE                   86,415      0    0
BIOSANTE PHARMACEUTICALS INC COM NEW          09065V203      291    77,097 SH       SOLE                   77,097      0    0
BIOSANTE PHARMACEUTICALS INC COM NEW          09065V203      315    90,000 SH  PUT  SOLE                   90,000      0    0
BLUEPHOENIX SOLUTIONS LTD    SHS              M20157109    5,177   285,714 SH       SOLE                  285,714      0    0
BRISTOL MEYERS SQUIBB CO     COM              110122108        4   100,000 SH  CALL SOLE                  100,000      0    0
CAPSTONE TURBINE CORP        COM              14067D102       19    21,200 SH  PUT  SOLE                   21,200      0    0
CELL THERAPEUTICS INC        COM NEW          150934404      125    38,100 SH  PUT  SOLE                   38,100      0    0
CHINA BAK BATTERY INC        COM              16936Y100        3     5,000 SH  PUT  SOLE                    5,000      0    0
CHINA BAK BATTERY INC        COM              16936Y100    7,813 1,250,000 SH       SOLE                1,250,000      0    0
CHINA PRECISION STEEL INC    COM              16941J106      899   147,307 SH       SOLE                  147,307      0    0
CHIPOTLE MEXICAN GRILL INC   CL A             169656105   44,665   303,700 SH       SOLE                  303,700      0    0
CLEVELAND BIOLABS INC        COM              185860103      158    17,933 SH       SOLE                   17,933      0    0
COMMUNITY BANKERS ACQUISITN  COM              20361R101      927   125,100 SH       SOLE                  125,100      0    0
DIOMED HOLDINGS INC          COM NEW          25454R207        4    11,900 SH       SOLE                   11,900      0    0
DWS MULTI MKT INCOME TR      SHS              23338L108    1,519   173,614 SH       SOLE                  173,614      0    0
DWS STRATEGIC INCOME TR      SHS              23338N104      116    10,000 SH       SOLE                   10,000      0    0
E FUTURE INFORMATION TECH IN SHS              G29438101      477    25,043 SH       SOLE                   25,043      0    0
ENTERPRISE ACQUISITION CORP  COM              29365R108      905   100,000 SH       SOLE                  100,000      0    0
GLG PARTNERS INC             COM              37929X107        1       100 SH       SOLE                      100      0    0

GLOBAL BPO SVCS CORP         COM              378981104    2,738   375,000 SH       SOLE                  375,000      0    0
GLOBAL BPO SVCS CORP         *W EXP 10/17/201 378981112       22    35,000 SH       SOLE                   35,000      0    0
GLOBAL CONSUMER ACQST CORP   UNIT 99/99/9999  378983209    3,451   350,000 SH       SOLE                  350,000      0    0
H&Q LIFE SCIENCES INVS       SH BEN INT       404053100      526    39,714 SH       SOLE                   39,714      0    0
HARBOR ACQUISITION CORPORATI COM              41145X107    1,100   193,000 SH       SOLE                  193,000      0    0
HD PARTNERS ACQUISITION CORP COM              40415K100      550    73,500 SH       SOLE                   73,500      0    0
HECKMANN CORP                COM              422680108    2,058   280,000 SH       SOLE                  280,000      0    0
HICKS ACQUISITION CO I INC   COM              429086309    1,103   120,000 SH       SOLE                  120,000      0    0
HIGHLANDS ACQUISITION CORP   COM              430880104      455    50,000 SH       SOLE                   50,000      0    0
HOLOGIC INC                  COM              436440101   13,728   199,997 SH       SOLE                  199,997      0    0
HOLOGIC INC                  COM              436440101      540   200,000 SH  PUT  SOLE                  200,000      0    0
HOME SOLUTIONS AMER INC      COM              437355100       15    14,900 SH       SOLE                   14,900      0    0
HOME SOLUTIONS AMER INC      COM              437355100      133    20,500 SH  PUT  SOLE                   20,500      0    0
IONATRON INC                 COM              462070103       13     4,500 SH       SOLE                    4,500      0    0
IONATRON INC                 COM              462070103       31    15,000 SH  PUT  SOLE                   15,000      0    0
JK ACQUISITION CORP          COM              47759H106      724   128,500 SH       SOLE                  128,500      0    0
LEHMAN BROS HLDGS INC        COM              524908100    2,467    37,700 SH       SOLE                   37,700      0    0
LEHMAN BROS HLDGS INC        COM              524908100      151   109,000 SH  PUT  SOLE                  109,000      0    0
LIBERTY ALL STAR EQUITY FD   SH BEN INT       530158104    1,747   247,796 SH       SOLE                  247,796      0    0
LIBERTY GLOBAL INC           COM SER A        530555101        2    10,000 SH  PUT  SOLE                   10,000      0    0
LIBERTY GLOBAL INC           COM SER A        530555101      390     9,949 SH       SOLE                    9,949      0    0
LUMERA CORP                  COM              55024R106       30    11,168 SH       SOLE                   11,168      0    0
MARKWEST HYDROCARBON INC     COM              570762104    2,264    36,137 SH       SOLE                   36,137      0    0
MEXICO FD INC                COM              592835102    1,783    50,784 SH       SOLE                   50,784      0    0
MONTEREY GOURMET FOODS INC   COM              612570101        4     1,200 SH       SOLE                    1,200      0    0
NATIONAL CITY CORP           COM              635405103    1,104    67,100 SH       SOLE                   67,100      0    0
NATIONAL CITY CORP           COM              635405103      798    67,100 SH  PUT  SOLE                   67,100      0    0
PACIFIC ETHANOL INC          COM              69423U107       93    11,330 SH       SOLE                   11,330      0    0
PHOTOMEDEX INC               COM              719358103        3     3,000 SH       SOLE                    3,000      0    0
QUANTUM FUEL SYS TECH WORLDW COM              74765E109       86   175,059 SH       SOLE                  175,059      0    0
REEDS INC                    COM              758338107       49     8,471 SH       SOLE                    8,471      0    0
RODMAN & RENSHAW CAP GP INC  COM              77487R100      325   100,000 SH       SOLE                  100,000      0    0
SATCON TECHNOLOGY CORP       COM              803893106      109    66,149 SH       SOLE                   66,149      0    0
SEANERGY MARITIME CORP       SHS              Y73760103    6,351   672,100 SH       SOLE                  672,100      0    0

SEANERGY MARITIME CORP       *W EXP 09/24/201 Y73760111      691   515,775 SH       SOLE                  515,775      0    0
SIRIUS SATELLITE RADIO INC   COM              82966U103    1,585   523,000 SH       SOLE                  523,000      0    0
SMITH & WESSON HLDG CORP     NOTE 4.000%12/1  831756AB7    2,341 2,500,000 SH       SOLE                2,500,000      0    0
SWISS HELVETIA FD INC        COM              870875101      858    51,996 SH       SOLE                   51,996      0    0
SYNOVUS FINL CORP            COM              87161C105      588    24,400 SH       SOLE                   24,400      0    0
SYNTAX BRILLIAN CORP         COM              87163L103    1,378   140,000 SH  PUT  SOLE                  140,000      0    0
SYNTAX BRILLIAN CORP         COM              87163L103        1    13,400 SH  CALL SOLE                   13,400      0    0
TREMISIS ENERGY ACQ CORP II  UNIT 99/99/9999  89472N200    2,897   366,300 SH       SOLE                  366,300      0    0
TRIPLECROWN ACQUISITION CORP COM              89677G109    1,462   160,000 SH       SOLE                  160,000      0    0
TYCO INTL LTD BERMUDA        SHS              G9143X208       21   136,800 SH  CALL SOLE                  136,800      0    0
UBS AG                       SHS NEW          H89231338      649   141,500 SH  PUT  SOLE                  141,500      0    0
UBS AG                       SHS NEW          H89231338    4,720   102,600 SH       SOLE                  102,600      0    0
UNITED AMERN HEALTHCARE CORP COM              90934C105        6     2,400 SH       SOLE                    2,400      0    0
UNITED REFINING ENERGY CORP  UNIT 99/99/9999  911360204    3,956   400,000 SH       SOLE                  400,000      0    0
VERSO TECHNOLOGIES INC       COM NEW          925317208       23    67,186 SH       SOLE                   67,186      0    0
WELLS FARGO & CO NEW         COM              949746101       80    31,000 SH  PUT  SOLE                   31,000      0    0
WELLS FARGO & CO NEW         COM              949746101        1    25,000 SH  CALL SOLE                   25,000      0    0
WEYERHAEUSER CO              COM              962166104      256   118,800 SH  PUT  SOLE                  118,800      0    0
WEYERHAEUSER CO              COM              962166104    6,209    84,200 SH       SOLE                   84,200      0    0
WONDER AUTO TECHNOLOGY INC   COM              978166106    2,560   231,214 SH       SOLE                  231,214      0    0
XM SATELLITE RADIO HLDGS INC CL A             983759101      375    30,638 SH       SOLE                   30,638      0    0
XM SATELLITE RADIO HLDGS INC CL A             983759101      160   110,000 SH  PUT  SOLE                  110,000      0    0
ZWEIG FD                     COM              989834106      516   114,108 SH       SOLE                  114,108      0    0